Redeemable Preferred Stock	3 Months Ended
Mar. 31, 2013
Redeemable Preferred Stock

10. Redeemable Preferred Stock

The following table summarizes the Company’s 7% preferred stock activity for the three months ended March 31, 2013:

	Preferred Shares	Preferred Stock
Balance at January 1, 2013	958,333	$121,649
Stock-based compensation	—	405
Repurchased preferred stock shares	(318)	(57)
Forfeited shares	(998)	—

Balance at March 31, 2013	957,017	$121,997